Revenue	6 Months Ended
Jun. 30, 2023
Revenue.
Revenue

14Revenue

The Group derives its revenue principally from end-users who use the Group’s platform to access routes predetermined by the Group. Revenue for transport services represents the total amount of fees charged to the end user for these services, net of items as disclosed in the revenue reconciliation table below.

Disaggregated revenue information

	(Unaudited) For the six-month
	period ended 30 June
	2023	2022
	USD	USD

Business to business – TaaS	8,194,324	15,651,129
Business to customers – B2C	2,921,689	6,020,262
	11,116,013	21,671,391

Revenue by geographical location

	(Unaudited) For the six-month
	period ended 30 June
	2023	2022
	USD	USD

Egypt	10,389,858	19,085,808
Kingdom of Saudi Arabia	726,155	2,005,566
United Arab Emirates	—	580,017
	11,116,013	21,671,391